Summary of Significant Accounting Policies (Details) - Schedule of Anti-Dilutive Securities Excluded from Computation of diluted Net Loss Per Share - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share, Amount	1,428,236	1,508,379	1,496,026	1,554,215
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share, Amount	1,177,315	1,182,503	1,178,169	1,187,803
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share, Amount	250,921	325,876	317,857	366,412